Deutsche
Asset Management
                                                                       [DB Logo]




Summary Prospectus | March 31, 2017



Deutsche Core Plus Income Fund





 CLASS/Ticker    A   SZIAX    T   SZITX    C   SZICX    INST   SZIIX    S   SCSBX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated March 31, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p.
12), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 36) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                              A           T          C    INST      S
                                     ----------  ----------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            4.50       2.50      None     None    None
------------------------------------      ----       ----      --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None        None     1.00       None    None
------------------------------------    ------      -----    ----       ------  ---
Account Maintenance Fee (annually,
for fund account balances below
$10,000 and subject to certain
exceptions)                            $   20       None     $20        None    $20
------------------------------------   -------      -----    ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                           A          T          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.47       0.47       0.47       0.47        0.47
----------------------------------     ----       ----       ----       ----        ----
Distribution/service (12b-1) fees      0.23       0.25       0.99      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses1                        0.43       0.44       0.47       0.30        0.41
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.13       1.16       1.93       0.77        0.88
----------------------------------     ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       0.28       0.31       0.33       0.17        0.28
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          0.85       0.85       1.60       0.60        0.60
----------------------------------     ----       ----       ----      -----       -----

(1) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.85%, 0.85%, 1.60%, 0.60%, and 0.60%, for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period)

remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         T         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 533     $ 335     $ 263     $61     $  61
--       -----     -----     -----     ---     -----
3          766       579       574     229       253
--       -----     -----     -----     ---     -----
5        1,018       843     1,011     411       460
--       -----     -----     -----     ---     -----
10       1,739     1,597     2,227     938     1,059
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         T         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 533     $ 335     $ 163     $61     $  61
--       -----     -----     -----     ---     -----
3          766       579       574     229       253
--       -----     -----     -----     ---     -----
5        1,018       843     1,011     411       460
--       -----     -----     -----     ---     -----
10       1,739     1,597     2,227     938     1,059
--       -----     -----     -----     ---     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2017: 264%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests mainly in US dollar-denominated fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. The fund may also invest significantly in foreign investment grade fixed income securities, non-investment grade securities (high yield or junk bonds) of US and foreign issuers (including issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses distinct processes for various types of securities.


US INVESTMENT GRADE SECURITIES. Portfolio management typically:

o ranks securities based on portfolio management's assessment of creditworthiness, cash flow and price

o seeks to determine the value of each security by examining the issuer's credit quality, debt structure, option value and liquidity risks to identify any inefficiencies between this value and market trading price

o uses credit analysis in an effort to determine the issuer's ability to fulfill its contracts

o uses a bottom-up approach that subordinates sector weightings to individual securities that portfolio management believes may add above-market value


FOREIGN INVESTMENT GRADE AND EMERGING MARKETS HIGH YIELD SECURITIES. Portfolio management uses a relative value strategy that seeks to identify the most attractive foreign markets, then searches those markets for securities that portfolio management believes offer incremental value over US Treasuries. With emerging market securities, portfolio management also considers short-term factors such as market sentiment, capital flows, and new issue programs.


HIGH YIELD SECURITIES (OTHER THAN EMERGING MARKETS SECURITIES). Portfolio management typically:

o analyzes economic conditions for improving or undervalued sectors and industries

o uses independent credit research and on-site management visits to evaluate individual issuer's debt service, growth rate, and both downgrade and upgrade potential

o  assesses new issues versus secondary market opportunities

o seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credit

DERIVATIVES. Portfolio management generally may use futures contracts, options on interest rate swaps, options on interest rate futures contracts, or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes) or for non-hedging purposes to seek to enhance potential gains. Portfolio management may also use (i) option contracts in order to gain exposure to a particular market or security, to seek to increase the fund's income, or to hedge against changes in a particular market or security, (ii) total return swaps to seek to enhance potential gains by increasing or reducing the fund's exposure to a particular sector or market or as a substitute for direct investment, or (iii) credit default swaps to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings;
(ii) to facilitate transactions in foreign currency denominated securities; or
(iii) for non-hedging purposes to seek to enhance potential gains.


The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.



                                       2
                                                  Deutsche Core Plus Income Fund


                                               SUMMARY PROSPECTUS March 31, 2017

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets and the fund.


HIGH-YIELD DEBT SECURITIES RISK. High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer's continuing ability to meet principal and interest payments. High-yield debt securities' total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.


Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.



                                       3
                                                  Deutsche Core Plus Income Fund


                                               SUMMARY PROSPECTUS March 31, 2017

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


MARKET RISK. The market value of the securities in which the fund invests may be impacted by the prospects of individual issuers, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


ACTIVE TRADING RISK. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2007       2008       2009      2010      2011      2012      2013       2014      2015       2016
  3.88       -17.69     9.74      6.92      5.62      7.96       -3.22     5.24       -1.14     3.47





                    RETURNS    PERIOD ENDING
 BEST QUARTER       4.92%      September 30, 2009
 WORST QUARTER     -11.70%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                       4
                                                  Deutsche Core Plus Income Fund


                                               SUMMARY PROSPECTUS March 31, 2017

                                  CLASS           1          5         10
                              INCEPTION        YEAR      YEARS      YEARS
                            -----------  ----------  ---------  ---------
CLASS A before tax          6/25/2001        -1.18       1.44      1.30
--------------------------  ---------       ------       ----     -----
  After tax on distribu-
  tions                                      -2.15       0.34      -0.02
  After tax on distribu-
  tions and sale of fund
  shares                                     -0.67       0.65      0.47
--------------------------  ---------       ------       ----     ------
CLASS T before tax          3/31/2017        0.85        1.90      1.58
--------------------------  ---------       ------       ----     ------
CLASS C before tax          6/25/2001        2.60        1.59      1.00
--------------------------  ---------       ------       ----     ------
INST CLASS before tax       6/25/2001        3.64        2.62      2.04
--------------------------  ---------       ------       ----     ------
CLASS S before tax          4/24/1928        3.73        2.63      2.02
--------------------------  ---------       ------       ----     ------
BLOOMBERG BARCLAYS
U.S. AGGREGATE BOND
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    2.65        2.23      4.34
--------------------------  ---------       ------       ----     ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.


THOMAS M. FARINA, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.


GREGORY M. STAPLES, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A T C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A, C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.


Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       5
                                                  Deutsche Core Plus Income Fund
                                     SUMMARY PROSPECTUS March 31, 2017 DCPIF-SUM